      Supplement Dated April 30, 2012 to the Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Retirement Products, P.O. Box 14660 Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

   MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
     BlackRock Large Cap Core
     Lord Abbett Bond Debenture
     Lord Abbett Mid Cap Value
     Morgan Stanley Mid Cap Growth
   METROPOLITAN SERIES FUND ("METROPOLITAN FUND")
     Baillie Gifford International Stock
     Barclays Capital Aggregate Bond Index
     BlackRock Aggressive Growth
     BlackRock Bond Income
     BlackRock Diversified
     Davis Venture Value
     Jennison Growth
     Loomis Sayles Small Cap Core
     MetLife Mid Cap Stock Index
     MetLife Stock Index
     MFS(R) Value
     MSCI EAFE(R) Index
     Neuberger Berman Genesis
     Oppenheimer Global Equity
     Russell 2000(R) Index
     T. Rowe Price Large Cap Growth
     T. Rowe Price Small Cap Growth

2. TABLE OF EXPENSES

Delete and replace the fund expenses at pages 8 and 9 of the May 1, 2005 prospectus and replace with the following:

                                                                                              MINIMUM MAXIMUM
                                                                                              ------- -------

Total Annual Met Investors Fund and Metropolitan Fund Operating Expenses for the fiscal year ending December 31, 2011 (expenses that are deducted from these Funds assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).............  0.27%   0.96%

MET INVESTORS FUND --
CLASS A ANNUAL EXPENSES
FOR THE FISCAL YEAR ENDING              DISTRIBUTION            ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
DECEMBER 31, 2011                          AND/OR               FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
(AS A PERCENTAGE OF         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
AVERAGE NET ASSETS)            FEE          FEES       EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------  ---------- --------------- -------- --------- --------- --------------- ---------
 BlackRock Large Cap
   Core Portfolio..........    0.59%         --          0.05%     --       0.64%        0.01%        0.63%
 Lord Abbett Bond
   Debenture Portfolio.....    0.50%         --          0.04%     --       0.54%          --         0.54%
 Lord Abbett Mid Cap
   Value Portfolio.........    0.67%         --          0.06%     --       0.73%        0.02%        0.71%
 Morgan Stanley Mid Cap
   Growth Portfolio........    0.65%         --          0.07%     --       0.72%        0.01%        0.71%

METROPOLITAN FUND --
CLASS A ANNUAL EXPENSES
FOR THE FISCAL YEAR ENDING              DISTRIBUTION                           TOTAL   CONTRACTUAL FEE NET TOTAL
DECEMBER 31, 2011                          AND/OR                 ACQUIRED    ANNUAL    WAIVER AND/OR   ANNUAL
(AS A PERCENTAGE OF         MANAGEMENT SERVICE (12B-1)  OTHER    FUND FEES   OPERATING     EXPENSE     OPERATING
AVERAGE NET ASSETS)            FEE          FEES       EXPENSES AND EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------  ---------- --------------- -------- ------------ --------- --------------- ---------
  Baillie Gifford
    International Stock
    Portfolio..............    0.83%         --          0.12%        --       0.95%        0.10%        0.85%
  Barclays Capital
    Aggregate Bond
    Index Portfolio........    0.25%         --          0.03%        --       0.28%        0.01%        0.27%
  BlackRock Aggressive
    Growth Portfolio.......    0.73%         --          0.04%        --       0.77%          --         0.77%
  BlackRock Bond
    Income Portfolio.......    0.34%         --          0.03%        --       0.37%        0.01%        0.36%
  BlackRock Diversified
    Portfolio..............    0.46%         --          0.05%        --       0.51%          --         0.51%
  Davis Venture Value
    Portfolio..............    0.70%         --          0.03%        --       0.73%        0.05%        0.68%
  Jennison Growth
    Portfolio..............    0.62%         --          0.02%        --       0.64%        0.07%        0.57%
  Loomis Sayles Small
    Cap Core Portfolio.....    0.90%         --          0.06%        --       0.96%        0.08%        0.88%
  MetLife Mid Cap Stock
    Index Portfolio........    0.25%         --          0.05%      0.01%      0.31%        0.00%        0.31%
  MetLife Stock Index
    Portfolio..............    0.25%         --          0.02%        --       0.27%        0.01%        0.26%
  MFS(R) Value
    Portfolio..............    0.70%         --          0.03%        --       0.73%        0.13%        0.60%
  MSCI EAFE(R) Index
    Portfolio..............    0.30%         --          0.11%      0.01%      0.42%        0.00%        0.42%
  Neuberger Berman
    Genesis Portfolio......    0.82%         --          0.04%        --       0.86%        0.01%        0.85%
  Oppenheimer Global
    Equity Portfolio.......    0.52%         --          0.10%        --       0.62%          --         0.62%
  Russell 2000(R) Index
    Portfolio..............    0.25%         --          0.06%      0.01%      0.32%        0.00%        0.32%
  T. Rowe Price Large
    Cap Growth
    Portfolio..............    0.60%         --          0.04%        --       0.64%        0.01%        0.63%
  T. Rowe Price Small
    Cap Growth
    Portfolio..............    0.49%         --          0.06%        --       0.55%          --         0.55%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment managers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

3. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

FUNDING OPTION                                         INVESTMENT OBJECTIVE
--------------                                         --------------------
MET INVESTORS FUND
  BlackRock Large Cap Core Portfolio       Seeks long-term capital growth.


  Lord Abbett Bond Debenture Portfolio     Seeks high current income and the
                                           opportunity for capital appreciation to
                                           produce a high total return.
  Lord Abbett Mid Cap Value Portfolio      Seeks capital appreciation through
                                           investments, primarily in equity securities,
                                           which are believed to be undervalued in the
                                           marketplace.
  Morgan Stanley Mid Cap Growth            Seeks capital appreciation.
   Portfolio

METROPOLITAN FUND
  Baillie Gifford International Stock      Seeks long-term growth of capital.
   Portfolio

  Barclays Capital Aggregate Bond Index    Seeks to track the performance of the
   Portfolio                               Barclays U.S. Aggregate Bond Index.

  BlackRock Aggressive Growth Portfolio    Seeks maximum capital appreciation.


  BlackRock Bond Income Portfolio          Seeks a competitive total return primarily
                                           from investing in fixed-income securities.

  BlackRock Diversified Portfolio          Seeks high total return while attempting to
                                           limit investment risk and preserve capital.

  Davis Venture Value Portfolio            Seeks growth of capital.


  Jennison Growth Portfolio                Seeks long-term growth of capital.


  Loomis Sayles Small Cap Core Portfolio   Seeks long-term capital growth from
                                           investments in common stocks or other
                                           equity securities.
  MetLife Mid Cap Stock Index Portfolio    Seeks to track the performance of the
                                           Standard & Poor's MidCap 400(R)
                                           Composite Stock Price Index.
  MetLife Stock Index Portfolio            Seeks to track the performance of the
                                           Standard & Poor's 500(R) Composite Stock
                                           Price Index.
  MFS(R) Value Portfolio                   Seeks capital appreciation.


  MSCI EAFE(R) Index Portfolio             Seeks to track the performance of the
                                           MSCI EAFE(R) Index.

  Neuberger Berman Genesis Portfolio       Seeks high total return, consisting
                                           principally of capital appreciation.

  Oppenheimer Global Equity Portfolio      Seeks capital appreciation.


FUNDING OPTION                             INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                             -----------------------------------------
MET INVESTORS FUND
  BlackRock Large Cap Core Portfolio       MetLife Advisers, LLC
                                           Sub-Investment Manager: BlackRock
                                           Advisors, LLC
  Lord Abbett Bond Debenture Portfolio     MetLife Advisers, LLC
                                           Sub-Investment Manager: Lord, Abbett &
                                           Co. LLC
  Lord Abbett Mid Cap Value Portfolio      MetLife, Advisers, LLC
                                           Sub-Investment Manager: Lord, Abbett &
                                           Co. LLC

  Morgan Stanley Mid Cap Growth            MetLife Advisers, LLC
   Portfolio                               Sub-Investment Manager: Morgan Stanley
                                           Investment Management Inc.
METROPOLITAN FUND
  Baillie Gifford International Stock      MetLife Advisers, LLC
   Portfolio                               Sub-Investment Manager: Baillie Gifford
                                           Overseas Limited
  Barclays Capital Aggregate Bond Index    MetLife Advisers, LLC
   Portfolio                               Sub-Investment Manager: MetLife
                                           Investment Advisors Company, LLC
  BlackRock Aggressive Growth Portfolio    MetLife Advisers, LLC
                                           Sub-Investment Manager: BlackRock
                                           Advisors, LLC
  BlackRock Bond Income Portfolio          MetLife Advisers, LLC
                                           Sub-Investment Manager: BlackRock
                                           Advisors, LLC
  BlackRock Diversified Portfolio          MetLife Advisers, LLC
                                           Sub-Investment Manager: BlackRock
                                           Advisors, LLC
  Davis Venture Value Portfolio            MetLife Advisers, LLC
                                           Sub-Investment Manager: Davis Selected
                                           Advisers, L.P.
  Jennison Growth Portfolio                MetLife Advisers, LLC
                                           Sub-Investment Manager: Jennison
                                           Associates LLC
  Loomis Sayles Small Cap Core Portfolio   MetLife Advisers, LLC
                                           Sub-Investment Manager: Loomis, Sayles &
                                           Company, L.P.
  MetLife Mid Cap Stock Index Portfolio    MetLife Advisers, LLC
                                           Sub-Investment Manager: MetLife
                                           Investment Advisors Company, LLC
  MetLife Stock Index Portfolio            MetLife Advisers, LLC
                                           Sub-Investment Manager: MetLife
                                           Investment Advisors Company, LLC
  MFS(R) Value Portfolio                   MetLife Advisers, LLC
                                           Sub-Investment Manager: Massachusetts
                                           Financial Services Company
  MSCI EAFE(R) Index Portfolio             MetLife Advisers, LLC
                                           Sub-Investment Manager: MetLife
                                           Investment Advisors Company, LLC
  Neuberger Berman Genesis Portfolio       MetLife Advisers, LLC
                                           Sub-Investment Manager: Neuberger
                                           Berman Management LLC
  Oppenheimer Global Equity Portfolio      MetLife Advisers, LLC
                                           Sub-Investment Manager:
                                           OppenheimerFunds, Inc.

FUNDING OPTION                               INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------                               --------------------           -----------------------------------------
  Russell 2000(R) Index Portfolio   Seeks to track the performance of the    MetLife Advisers, LLC
                                    Russell 2000(R) Index.                   Sub-Investment Manager: MetLife
                                                                             Investment Advisors Company, LLC
  T. Rowe Price Large Cap Growth    Seeks long-term growth of capital and,   MetLife Advisers, LLC
   Portfolio                        secondarily, dividend income.            Sub-Investment Manager: T. Rowe Price
                                                                             Associates, Inc.
  T. Rowe Price Small Cap Growth    Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio                                                                 Sub-Investment Manager: T. Rowe Price
                                                                             Associates, Inc.

4. REALLOCATIONS

a. Delete the Monitored Portfolios starting in the fifth line of the fourth paragraph on page 25 and replace with the following:

(i.e., the Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Lord Abbett Bond Debenture, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio -- the "Monitored Portfolios").

b. Delete the last three paragraphs of the Market Timing Section and replace with the following:

The Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual contact owners, participants/annuitants, and to execute instructions from the Portfolio to restrict or prohibit further transfer/reallocations by specific contract owners, participants/annuitants who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans, or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner or participant/ annuitant). You should read the Portfolio prospectuses for more details.


                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (800) 638-7732
 NEW YORK, NEW YORK

                                   APPENDIX
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO MERGER

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

METROPOLITAN FUND                       MET INVESTORS SERIES FUND
  Lord Abbett Mid Cap Value               Lord Abbett Mid Cap Value

PORTFOLIO NAME CHANGES

          FORMER PORTFOLIO                          NEW PORTFOLIO
          ----------------                          -------------

METROPOLITAN FUND                       METROPOLITAN FUND
                                          Baillie Gifford International Stock
  Artio International Stock Portfolio     Portfolio
  Neuberger Berman Mid Cap Value
  Portfolio                               Lord Abbett Mid Cap Value Portfolio
  Morgan Stanley EAFE(R) Index
  Portfolio                               MSCI EAFE(R) Index Portfolio